Stock And Unit-Based Compensation - Summary of Stock Option Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended
Sep. 30, 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted Average Exercise Price, Conversion	$ 21.00
Weighted Average Exercise Price, Granted	21.17
Weighted Average Exercise Price, Exercised	21.00
Weighted Average Exercise Price, Cancelled	21.00
Weighted Average Exercise Price, Outstanding Ending Balance	21.01
Weighted Average Exercise Price, Exercisable as of September 30, 2020	$ 21.00
OAK Street Health Inc and Affiliates [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Conversion	14,313,416
Granted	629,809
Exercised	(2,831)
Forfeitures – Profits Interests (In Shares)	(19,113)
Options, Outstanding Ending Balance	14,921,281
Options, Exercisable as of September 30, 2020	1,763,506
Weighted Average Contractual Term Remaining (in years)	9 years 10 months 6 days
Weighted Average Contractual Term Remaining (in years) Exercisable as of September 30, 2020	9 years 10 months 6 days
Aggregate Intrinsic Value	$ 484,030
Aggregate Intrinsic Value	$ 57,208